Annual Total Returns - BLACKROCK MULTI-ASSET INCOME PORTFOLIO (CLASS K SHARES) [BarChart] - Class K - BLACKROCK MULTI-ASSET INCOME PORTFOLIO - Class K Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2010	12.47%
Annual Return 2011	5.07%
Annual Return 2012	13.43%
Annual Return 2013	9.44%
Annual Return 2014	4.96%
Annual Return 2015	(1.35%)
Annual Return 2016	6.72%
Annual Return 2017	8.96%
Annual Return 2018	(3.55%)
Annual Return 2019	14.03%